Vessels, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Vessels, Net
Depreciation charge	$ (41,418,676)	$ (41,098,890)	$ (40,337,658)
Vessels
Vessels, Net
Beginning balance	958,597,520
Ending balance	922,117,179	958,597,520
Vessels | Cost
Vessels, Net
Beginning balance	1,160,065,358	1,154,437,128
Fully amortized Drydock component	(1,600,000)	(6,000,000)
Additions	4,938,335	11,628,230
Ending balance	1,163,403,693	1,160,065,358	1,154,437,128
Vessels | Accumulated Depreciation
Vessels, Net
Beginning balance	(201,467,838)	(166,368,948)
Fully amortized Drydock component	1,600,000	6,000,000
Depreciation charge	(41,418,676)	(41,098,890)
Ending balance	(241,286,514)	(201,467,838)	(166,368,948)
Vessels' cost
Vessels, Net
Beginning balance	942,544,180
Ending balance	907,152,365	942,544,180
Vessels' cost | Cost
Vessels, Net
Beginning balance	1,138,221,805	1,138,221,805
Additions	1,720,000
Ending balance	1,139,941,805	1,138,221,805	1,138,221,805
Vessels' cost | Accumulated Depreciation
Vessels, Net
Beginning balance	(195,677,625)	(158,183,343)
Depreciation charge	(37,111,815)	(37,494,282)
Ending balance	(232,789,440)	(195,677,625)	(158,183,343)
Drydocking and special survey costs
Vessels, Net
Beginning balance	16,053,340
Ending balance	14,964,814	16,053,340
Drydocking and special survey costs | Cost
Vessels, Net
Beginning balance	21,843,553	16,215,323
Fully amortized Drydock component	(1,600,000)	(6,000,000)
Additions	3,218,335	11,628,230
Ending balance	23,461,888	21,843,553	16,215,323
Drydocking and special survey costs | Accumulated Depreciation
Vessels, Net
Beginning balance	(5,790,213)	(8,185,605)
Fully amortized Drydock component	1,600,000	6,000,000
Depreciation charge	(4,306,861)	(3,604,608)
Ending balance	$ (8,497,074)	$ (5,790,213)	$ (8,185,605)